Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 4,273	$ 1,346
Other comprehensive loss:
Unrealized holding losses arising during the period related to investment securities available for sale, net of tax of ($5) and ($25):	(26)	(49)
Other comprehensive loss, net of tax	(26)	(49)
Comprehensive income	$ 4,247	$ 1,297